REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Total Revenues from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,945,399	$ 2,735,272	$ 2,377,508
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,465,646	2,321,524	1,986,634
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	321,609	275,009	244,523
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,462	3,053	3,508
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 154,682	$ 135,686	$ 142,843